Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment

Notes on the Accounts continued

	2017

	Freehold property £m	Leasehold property £m	Plant and equipment £m	Assets in the course of construction £m	Total £m

1 January

Cost	1,163	239	5,022	725	7,149

Accumulated depreciation and impairment	(360)	(116)	(2,991)	(21)	(3,488)

Net book value at 1 January	803	123	2,031	704	3,661

Differences on exchange	(33)	(11)	(117)	(49)	(210)

Additions

– acquisitions (note 24)	349	4	626	62	1,041

– separately acquired	23	–	47	753	823

Reallocations	(5)	35	523	(553)	–

Depreciation	(29)	(7)	(352)	–	(388)

Impairment	(1)	(1)	(10)	–	(12)

Disposals	(4)	–	(12)	–	(16)

Net reclassifications as held-for-sale	(17)	–	–	–	(17)

31 December

Cost	1,455	267	5,552	917	8,191

Accumulated depreciation and impairment	(369)	(124)	(2,816)	–	(3,309)

Net book value at 31 December	1,086	143	2,736	917	4,882

10 Property, plant and equipment continued

	2016

	Freehold property £m	Leasehold property £m	Plant and equipment £m	Assets in the course of construction £m	Total £m

1 January

Cost	944	256	3,976	617	5,793

Accumulated depreciation and impairment	(288)	(126)	(2,343)	(15)	(2,772)

Net book value at 1 January	656	130	1,633	602	3,021

Differences on exchange	79	6	263	77	425

Additions

– separately acquired	13	4	168	470	655

Reallocations	76	6	358	(440)	–

Depreciation	(20)	(9)	(308)	–	(337)

Impairment	-	(5)	(71)	(4)	(80)

Disposals	3	(4)	(11)	(1)	(13)

Net reclassifications as held-for-sale	(4)	(5)	(1)	–	(10)

31 December

Cost	1,163	239	5,022	725	7,149

Accumulated depreciation and impairment	(360)	(116)	(2,991)	(21)	(3,488)

Net book value at 31 December	803	123	2,031	704	3,661

1	BAT Annual Report and Form 20-F 2017

Schedule of Cost of Freehold Land, Net Book Value of Leasehold Properties and Contracts Placed for Future Expenditure

	2017 £m	2016 £m

Cost of freehold land within freehold property on which no depreciation is provided	253	202

Leasehold property comprises

– net book value of long leasehold	104	80

– net book value of short leasehold	39	43

	143	123

Contracts placed for future expenditure	85	29